Acquisitions	12 Months Ended
Jan. 31, 2024
Acquisitions
Acquisitions

Note 3 – Acquisitions

Fiscal 2024 Acquisitions

On February 14, 2023, Descartes acquired all of the shares of Windigo Logistics, Inc., doing business as GroundCloud (“GroundCloud”), a cloud-based provider of final-mile carrier solutions and road safety compliance tools. The purchase price for the acquisition was approximately $136.8 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based contingent consideration of up to $80.0 million based on GroundCloud achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent consideration was valued at $19.6 million at the acquisition date. The gross contractual amount of trade receivables acquired was $1.5 million with a fair value of $1.5 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended January 31, 2024 with no adjustments.

On April 20, 2023, Descartes acquired substantially all of the assets of Localz Pty Ltd.(“Localz”), a cloud-based customer engagement platform for day-of-service interaction and order management. The purchase price for the acquisition was approximately $5.9 million, net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was $0.6 million with a fair value of $0.6 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, accrued liability balances, deferred revenue as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before April 20, 2024.

For the businesses acquired during fiscal 2024, we incurred acquisition-related costs of $1.1 million for the year ended January 31, 2024. The acquisition-related costs were primarily for advisory services and are included in other charges in our consolidated statements of operations. For the year ended January 31, 2024, we have recognized revenues of $37.3 million, and a net loss of $1.6 million from GroundCloud and Localz since the date of acquisition in our consolidated statements of operations.

The final purchase price allocation for GroundCloud and the preliminary purchase price allocation for Localz, which has not been finalized, is as follows:

	Ground-
	Cloud	Localz	Total
Purchase price consideration:
Cash, less cash acquired related to GroundCloud ($4,381) and Localz (Nil)	136,843	5,857	142,700
Contingent consideration	19,550	—	19,550
Net working capital adjustments (receivable) / payable	458	(5)	453
	156,851	5,852	162,703
Allocated to:
Current assets, excluding cash acquired	3,245	619	3,864
Right-of-use Assets	144	—	144
Current liabilities	(3,308)	(227)	(3,535)
Deferred revenue	(136)	(1,465)	(1,601)
Lease obligations	(144)	—	(144)
Net tangible assets (liabilities) assumed	(199)	(1,073)	(1,272)
Finite life intangible assets acquired:
Customer agreements and relationships	29,400	—	29,400
Existing technology	42,800	5,971	48,771
Trade names	1,100	—	1,100
Non-compete covenants	1,000	—	1,000
Goodwill	82,750	954	83,704
	156,851	5,852	162,703

The above transactions were accounted for using the acquisition method in accordance with ASC Topic 805, “Business Combinations”. The purchase price allocations in the table above represents our estimates of the allocation of the purchase price and the fair value of net assets acquired. The preliminary purchase price allocations may differ from the final purchase price allocation, and these differences may be material. Revisions to the allocations will occur as additional information about the fair value of assets and liabilities becomes available.

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	GroundCloud	Localz
Customer agreements and relationships	13 years	N/A
Existing technology	6 years	6 years
Trade names	6 years	N/A
Non-compete covenants	5 years	N/A

The goodwill on the GroundCloud and Localz acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the GroundCloud and Localz acquisitions is deductible for tax purposes.

Fiscal 2023 Acquisitions

On February 9, 2022, Descartes acquired all of the shares of NetCHB, LLC (“NetCHB”), a provider of customs filing solutions in the US. The purchase price for the acquisition was approximately $38.7 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based contingent consideration of up to $60.0 million based on NetCHB achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent considerations was valued at $13.9 million at the acquisition date. The gross contractual amount of trade receivables acquired was $0.1 million with a fair value of $0.1 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended January 31, 2023 with no adjustments.

On April 21, 2022, Descartes acquired substantially all of the assets of Foxtrot, Inc. (“Foxtrot”), a provider of machine learning-based mobile route execution solutions. The purchase price for the acquisition was approximately $4.2 million, net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was $0.7 million with a fair value of $0.7 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended April 30, 2023 with no adjustments.

On June 3, 2022, Descartes acquired all of the shares of XPS Technologies, LLC (“XPS”), a provider of ecommerce multi-carrier parcel shipping solutions. The purchase price for the acquisition was approximately $61.1 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based contingent consideration of up to $75.0 million based on XPS achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent consideration was valued at $9.4 million at the acquisition date. The gross contractual amount of trade receivables acquired was $1.5 million with a fair value of $1.5 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended July 31, 2023 with no adjustments.

On January 5, 2023, Descartes acquired all of the shares of Tran-Soft, LLC, doing business as Supply Vision (“Supply Vision”), a provider of shipment management solutions for North American Logistics Services Providers. The purchase price for the acquisition was approximately $11.6 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based contingent consideration of up to $3.0 million based on Supply Vision achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent consideration was valued at $2.7 million at the acquisition date. The gross contractual amount of trade receivables acquired was $0.3 million with a fair value of $0.3 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended January 31, 2024 with no adjustments.

The final purchase price allocations for businesses we acquired in 2023 are as follows:

				Supply
	NetCHB	Foxtrot	XPS	Vision	Total
Purchase price consideration:
Cash, less cash acquired related to NetCHB ($658), Foxtrot (Nil), XPS ($3,932) and Supply Vision ($413)	38,664	4,228	61,096	11,573	115,561
Contingent consideration	13,948	—	9,425	2,670	26,043
Net working capital adjustments payable (receivable)	51	66	978	4	1,099
	52,663	4,294	71,499	14,247	142,703
Allocated to:
Current assets, excluding cash acquired	469	835	2,449	718	4,471
Current liabilities	(367)	(22)	(1,483)	(532)	(2,404)
Deferred revenue	—	(336)	(2,196)	(132)	(2,664)
Net tangible assets (liabilities) assumed	102	477	(1,230)	54	(597)
Finite life intangible assets acquired:
Customer agreements and relationships	10,900	650	8,100	2,500	22,150
Existing technology	14,100	1,640	20,000	4,700	40,440
Trade names	64	—	100	30	194
Non-compete covenants	700	—	1,000	200	1,900
Goodwill	26,797	1,527	43,529	6,763	78,616
	52,663	4,294	71,499	14,247	142,703

The acquired intangible assets are being amortized over their estimated useful lives as follows:

Supply
	NetCHB	Foxtrot	XPS	Vision
Customer agreements and relationships	13 years	13 years	11 years	11 years
Existing technology	6 years	6 years	6 years	6 years
Trade names	2 years	N/A	2 years	9 years
Non-compete covenants	5 years	N/A	5 years	5 years

The goodwill on the NetCHB, Foxtrot, XPS and Supply Vision acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the NetCHB, Foxtrot, XPS and Supply Vision acquisitions is deductible for tax purposes.

Fiscal 2022 Acquisitions

On February 26, 2021, Descartes acquired all of the shares of VitaDex Solutions, LLC, doing business as QuestaWeb (“QuestaWeb”), a US-based provider of foreign trade zone and customs compliance solutions. The purchase price for the acquisition was approximately $35.9 million, net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was $0.6 million with a fair value of $0.5 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.1 million. The purchase price was finalized in the three month period ended January 31, 2022 with no adjustments.

On May 7, 2021, Descartes acquired all of the shares of Portrix Logistics Software GmbH (“Portrix”), a provider of multimodal rate management solutions for logistics services providers. The purchase price for the acquisition was approximately $25.2 million (EUR 20.7 million), net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was $0.7 million with a fair value of $0.7 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended April 30, 2022 with no adjustments.

On July 8, 2021, Descartes acquired all of the shares of GreenMile, LLC (“GreenMile”), a provider of cloud-based mobile route execution solutions for food, beverage, and broader distribution verticals. The purchase price for the acquisition was approximately $29.2 million, net of cash acquired, which was funded from cash on hand. Additional contingent consideration of up to $10.0 million in cash is payable if certain revenue performance targets are met by GreenMile in the two years following the acquisition. The fair value of the contingent consideration was valued at $3.3 million at the acquisition date. The gross contractual amount of trade receivables acquired was $1.1 million with a fair value of $1.0 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.1 million. The purchase price was finalized in the three month period ended July 31, 2022 with no adjustments.

The final purchase price allocations for businesses we acquired during 2022 are as follows:

	Questa		Green
	Web	Portrix	Mile	Total
Purchase price consideration:
Cash, less cash acquired related to QuestaWeb ($2,097), Portrix ($200) and GreenMile ($1,552)	35,860	25,188	29,230	90,278
Contingent consideration	—	—	3,339	3,339
Net working capital adjustments payable / (receivable)	17	(54)	(308)	(345)
	35,877	25,134	32,261	93,272
Allocated to:
Current assets, excluding cash acquired	714	810	2,186	3,710
Property and equipment	78	—	89	167
Right-of-use assets	123	374	—	497
Other long-term assets	—	—	242	242
Current liabilities	(170)	(871)	(1,498)	(2,539)
Deferred revenue	(736)	(499)	(909)	(2,144)
Lease obligations	(123)	(374)	—	(497)
Deferred income tax liability	—	(5,185)	(752)	(5,937)
Long-term income taxes payable	—	—	(365)	(365)
Debt	—	(1,062)	—	(1,062)
Net tangible assets (liabilities) assumed	(114)	(6,807)	(1,007)	(7,928)
Finite life intangible assets acquired:
Customer agreements and relationships	4,800	4,014	5,700	14,514
Existing technology	8,900	12,286	14,000	35,186
Trade names	100	122	100	322
Non-compete covenants	500	487	500	1,487
Goodwill	21,691	15,032	12,968	49,691
	35,877	25,134	32,261	93,272

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	QuestaWeb	Portrix	GreenMile
Customer agreements and relationships	13 years	13 years	13 years
Existing technology	6 years	6 years	6 years
Trade names	3 years	3 years	3 years
Non-compete covenants	5 years	2 years	5 years

The goodwill on the QuestaWeb, Portrix and GreenMile acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the QuestaWeb and GreenMile acquisition is deductible for tax purposes. The goodwill arising from the Portrix acquisition is not deductible for tax purposes.

Pro Forma Results of Operations (Unaudited)

The financial information in the table below summarizes selected results of operations on a pro forma basis as if we had acquired Localz, GroundCloud, Supply Vision, XPS, Foxtrot, NetCHB, GreenMile, Portrix and QuestaWeb as of February 1, 2021.

This pro forma information is for information purposes only and does not purport to represent what our actual results of operations for the periods presented would have been had the acquisitions of Localz, GroundCloud, Supply Vision, XPS, Foxtrot, NetCHB, GreenMile, Portrix and QuestaWeb occurred at February 1, 2021, or to project our results of operations for any future period.

	January 31,	January 31,	January 31,
Year Ended	2024	2023	2022

Revenues	574,947	538,222	496,064
Net income	115,148	100,332	84,582
Earnings per share
Basic	1.35	1.18	1.00
Diluted	1.33	1.16	0.98